Exceptional items - Schedule of exceptional cash flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	£ 3,024	£ 3,935	£ 3,654
Thalidomide
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(14)	(16)	(15)
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(13)	(13)	0
Supply Chain Agility Programme
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(12)	0	0
Donations
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	(37)	(50)
Indirect tax in Korea
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	0	(10)
Ongoing litigation in Turkey
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	0	(1)
Substitution drawback
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	0	60
Total cash payments
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	£ (39)	£ (66)	£ (16)